Offerings	May 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.137% Senior Notes due 2035
Amount Registered | shares	3,249,984,000
Maximum Aggregate Offering Price	$ 3,249,984,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 448,822.79
Offering Note	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.187% Senior Notes due 2036
Amount Registered | shares	2,750,000,000
Maximum Aggregate Offering Price	$ 2,750,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 379,775.00
Offering Note	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.